Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

13. Revenue

Disaggregation of Revenue

The Company’s subsidiary, Nano, recognizes revenue related to sales of manufactured small satellites and their components, as well as launch related services. Currently, this is the Company’s only source of revenue. Revenue recognized over time versus revenue recognized upon transfer during the years ended December 31, 2021 and 2020 was as follows (in thousands):

	Year ended December 31,
	2021	2020
Revenue from performance obligations recognized over time	$8,400	$5,037
Revenue from performance obligations recognized at point-in-time transfer	4,005	930
Total	$12,405	$5,967

Contract Balances

Contract assets relate to the Company’s conditional right to consideration for its completed performance under the contract. As of December 31, 2021 and 2020, the Company had no material contract assets. Contract liabilities relate to payments received in advance of performance under the contract. Contract liabilities (i.e., deferred revenue) are recognized as revenue as (or when) the Company performs under the contract. The following table reflects the change in contract liabilities for the periods indicated (in thousands):

Year ended December 31,
2021
Beginning Balance	$3,401
Revenue recognized that was included in the contract liability at the beginning of the year	(2,498)
Increase, excluding amounts recognized as revenue during the period	5,733
Ending Balance	$6,636

As of December 31, 2021, the Company had deferred revenue of $6.6 million classified in current liabilities related to performance obligations that have not yet been satisfied. The Company expects to recognize the revenue associated with satisfying these performance obligations within the next 12 months.